Other reserves and retained earnings - Summary of other reserves and retained earnings (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		$ 9,177
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options				$ 0
Employee share options: value of services	[1]	(107)	$ (106)	(254)
Ending balance		11,960	9,177
Parent and subsidiaries' currency translation and exchange adjustments		(74)	65
Beginning balance		23,387
Equity accounted units' profit after tax for the year		652	301	513
Tax relating to components of other comprehensive income		115	77	(325)
Dividends paid		(6,821)	(10,710)	(5,771)
Employee share options and other IFRS 2 charges to the income statement		143	126	111
Ending balance		26,792	23,387
Capital redemption reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		51	47	38
Own shares purchased and cancelled		0	4	9
Ending balance		51	51	47
Cash flow hedge reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		160	195	32
Adjustment for transition to new accounting pronouncements		0	0	(4)
Cash flow hedge gains		24	12	156
Cash flow hedge (gains)/losses transferred to the income statement		(63)	(41)	40
Tax on the above		3	(6)	(54)
Transfers and other movements		0	0	25
Ending balance		124	160	195
Available for sale revaluation reserves
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		0	0	20
Adjustment for transition to new accounting pronouncements		0	0	(20)
Gains on available for sale securities		0	0	0
Losses on available for sale securities transferred to the income statement		0	0	0
Tax on the above		0	0	0
Transfers and other movements		0	0	0
Ending balance		0	0	0
Fair value through other comprehensive income reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		(11)	(6)	0
Adjustment for transition to new accounting pronouncements		0	0	8
Losses on equity investments		9	(5)	(11)
Transfers to retained earnings		0	0	(3)
Ending balance		(2)	(11)	(6)
Cost of hedging reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		(10)	(13)	0
Adjustment for transition to new accounting pronouncements		0	0	26
Cost of hedging deferred to reserves during the year		7	3	(36)
Transfer of cost of hedging to the income statement		0	0	(3)
Ending balance		(3)	(10)	(13)
Other reserves
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		11,643	11,650	11,714
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options		(76)	(63)	(114)
Employee share options: value of services		60	52	52
Deferred tax on share options		1	4	(2)
Ending balance		11,628	11,643	11,650
Foreign currency translation reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		9,177	8,661
Ending balance		11,960	9,177	8,661
Beginning balance		(2,656)	(3,212)	480
Parent and subsidiaries' currency translation and exchange adjustments		2,814	331	(3,658)
Equity accounted units currency translation adjustments		4	10	(48)
Currency translation reclassified on disposal		0	215	14
Ending balance		162	(2,656)	(3,212)
Retained earnings
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options				(22)
Employee share options: value of services	[1]	(31)	(43)	(140)
Beginning balance		23,387	27,025	23,761
Adjustment for transition to new accounting pronouncements		0	(113)	(179)
Parent and subsidiaries' profit for the year		9,456	7,709	13,125
Equity accounted units' profit after tax for the year		313	301	513
Actuarial (losses)/gains		(482)	(259)	894
Tax relating to components of other comprehensive income		116	81	(269)
Total comprehensive income for the year		9,403	7,832	14,263
Share buy-back programme		(1)	(1,135)	(5,423)
Dividends paid		(6,132)	(10,334)	(5,356)
Own shares purchased/treasury shares reissued for share options and other movements		(31)	(43)	(140)
Employee share options and other IFRS 2 charges to the income statement		82	70	61
Transfer from FVOCI reserve		0	0	3
Transfers and other movements		0	0	(25)
Ending balance		$ 26,792	$ 23,387	$ 27,025

[1]	Net of contributions received from employees for share awards and share options.